ATM OFFERING (Details Narrative) - ATM Offering [Member] - USD ($)			9 Months Ended	12 Months Ended
	Jun. 26, 2024	Feb. 15, 2023	Dec. 31, 2023	Mar. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Number of stock sold, value	$ 1,100,000	$ 1,800,000
Proceeds from sale of equity			$ 1,654,000	$ 36,000